INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes

For financial reporting purposes, income before income taxes includes the following components:

	Year Ended December 31,
	2013	2012	2011
Income before income taxes:
United States	$82,865	$69,363	$57,339
Foreign	143,896	138,246	147,188

	$226,761	$207,609	$204,527

Components of Income Tax Expense

Components of income tax expense, in thousands, were as follows:

	Year Ended December 31,
	2013	2012	2011
Current income tax expense:
Federal	$32,016	$41,113	$3,456
State	5,998	6,302	5,321
Foreign	48,070	33,335	44,541

	86,084	80,750	53,318

Deferred income tax expense (benefit):
Federal	4,163	(5,688)	26,183
State	357	(488)	2,750
Foreign	(7,045)	7,494	(5,217)

	(2,525)	1,318	23,716

Total income tax expense	$83,559	$82,068	$77,034

Reconciliation of Income Tax Expense Computed at Statutory Tax Rates Compared to Effective Tax Rates

A reconciliation of income tax expense computed at statutory tax rates compared to effective income tax rates was as follows:

	Year Ended December 31,
	2013	2012	2011
Statutory rate	35.0%	35.0%	35.0%
Federal tax credits	(2.8%)	(0.9%)	(1.0%)
Uncertain tax positions	2.3%	0.2%	(0.6%)
Foreign rate differential	(5.5%)	(4.0%)	(5.3%)
Foreign deferred tax liability on unremitted earnings	7.5%	9.1%	8.9%
State income taxes, net of Federal benefit	1.7%	2.0%	1.6%
Change in valuation allowance	(0.8%)	(1.7%)	(2.6%)
Non-deductible meals	0.2%	0.3%	0.2%
Share based compensation	(0.1%)	0.0%	1.9%
Other	(0.7%)	(0.5%)	(0.4%)

	36.8%	39.5%	37.7%

Components of Deferred Taxes

Significant temporary differences between reported financial and taxable earnings that give rise to deferred income tax assets and liabilities, in thousands, were as follows:

	Year Ended December 31,
	2013	2012
Deferred income tax assets:
Net operating loss carryforwards	$121,139	$126,556
Benefit plans	30,298	27,691
Accrued expenses	21,239	12,260
Tax credits	12,262	12,327
Interest rate hedge activities	—	1,125
Reserves not currently deductible for tax purposes	3,830	6,078
Allowance for doubtful accounts	2,925	2,478
Foreign currency translation	379	1,867
Other	17,110	12,336

Gross deferred income tax assets	$209,182	$202,718

Less valuation allowance	(109,677)	(112,626)

Total deferred income tax assets	$99,505	$90,092

Deferred income tax liabilities:
Acquired intangibles amortization	$137,673	$140,109
Foreign earnings	37,782	27,080
Excess tax depreciation over financial depreciation	35,917	36,264
Prepaid expenses	8,306	5,889

Total deferred income tax liabilities	219,678	209,342

Net deferred income tax liability	$120,173	$119,250

Deferred income tax (assets) / liabilities included in the balance sheet are:
Deferred income tax liability / (asset)—current	$7,697	$(13,148)
Deferred income tax liability—long-term	112,476	132,398

Net deferred income taxes	$120,173	$119,250

Summary of Activity Related to Unrecognized Tax Benefits

The following summarizes the activity related to our unrecognized tax benefits recorded in accordance with ASC 740-10 in 2013, 2012 and 2011, in thousands:

	For the year ended December 31,
	2013	2012	2011
Beginning balance	$13,990	$16,990	$19,436
Increases for positions taken in current year	374	1,726	3,489
Increases for position taken in prior years	12,316	776	191
Decreases for positions taken in prior years	(2,061)	(4,533)	(3,817)
Decrease due to settlements with taxing authorities	—	(168)	(2,309)
Expiration of the statute of limitations for the assessment of taxes	(1,939)	(801)	—

Ending balance	$22,680	$13,990	$16,990